Capital Management and Risk Policies - Summary of Maximum Exposure to Credit Risk on Assests (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	$ 4,052,420	$ 4,448,958	$ 7,164,281
Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,046,327	1,940,358	3,190,264
Retail [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	174,370,620	160,719,682	208,640,359
Retail [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	163,058,787	147,407,781	189,552,804
Retail [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		4,448,958
Retail [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		1,940,358
Retail [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	656,113	1,093,520	1,652,119
Retail [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,556,973	5,829,065	7,080,891
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	116,918,822	109,088,241
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	115,540,641	106,961,239
Retail [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,378,181	2,127,002
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	50,241,723	43,711,621
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	47,518,146	39,204,462
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,164,534	2,069,604
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	997,662	1,718,377
Retail [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	561,381	719,178
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	7,210,075	7,919,820
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure		1,242,080
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,509,705	252,352
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	48,665	221,981
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	94,732	374,342
Retail [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	5,556,973	5,829,065
Retail [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	150,894,386	146,420,618	192,980,380
Loss allowance	(23,476,234)	(14,299,064)	(15,659,979)
Retail [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	111,964,587	103,574,216
Loss allowance	(4,954,235)	(5,514,025)
Retail [member] | Net Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	37,613,673	41,157,027
Loss allowance	(12,628,050)	(2,554,594)
Retail [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,316,126	1,689,375
Loss allowance	(5,893,949)	(6,230,445)
Retail Like Portfolio [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	4,521,816	4,103,299	3,616,367	$ 2,021,737
Retail Like Portfolio [member] | Stage 1 [member] | 12-month ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	559,205	480,463	559,063	464,424
Retail Like Portfolio [member] | Stage 2 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	2,130,872	199,468	586,665	266,037
Retail Like Portfolio [member] | Stage 3 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,831,739	3,423,368	2,470,639	1,291,276
Retail Like Portfolio [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	121,115,239	58,301,206	75,596,447
Retail Like Portfolio [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	117,921,542	51,512,818	67,804,625
Retail Like Portfolio [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,728,987	2,729,542	2,774,228
Retail Like Portfolio [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	216,453	305,087	704,220
Retail Like Portfolio [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	60,906	435,629	548,510
Retail Like Portfolio [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,187,351	3,318,130	3,764,864
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	105,769,335	46,764,260
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	104,800,495	44,985,250
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	968,840	1,779,010
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	12,956,946	7,028,411
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	12,159,876	5,850,798
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	542,107	725,260
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	209,942	217,775
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	45,021	234,578
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,388,958	4,508,535
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	961,171	676,770
Retail Like Portfolio [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,187,351	3,318,130
Retail Like Portfolio [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	116,593,423	54,197,907	71,980,080
Loss allowance	(4,521,816)	(4,103,299)	(3,616,367)
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	105,210,130	46,283,797
Loss allowance	(559,205)	(480,463)
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	10,826,074	6,828,943
Loss allowance	(2,130,872)	(199,468)
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	557,219	1,085,167
Loss allowance	(1,831,739)	(3,423,368)
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	218,040	225,272
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	6,511	87,312
Retail Like Portfolio [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	15,885	201,051
Wholesale [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	278,096,824	295,493,705	297,144,320
Wholesale [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	796,138	6,638,965	5,268,147
Wholesale [member] | Gross carrying amount [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	276,298,436	288,340,517	296,480,994
Wholesale [member] | Gross carrying amount [member] | B1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,002,250	514,223	(4,604,821)
Wholesale [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	263,742,041	280,598,191
Wholesale [member] | Gross carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	263,742,041	280,598,191
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	13,558,645	8,256,549
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | A [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	12,556,395	7,742,326
Wholesale [member] | Gross carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | B1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,002,250	514,223
Wholesale [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	796,138	6,638,965
Wholesale [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	796,138	6,638,965
Wholesale [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	274,907,203	288,397,059	294,482,798
Loss allowance	(3,189,621)	(7,096,646)	(2,661,522)
Wholesale [member] | Net Carrying amount [member] | Stage 1 [member] | 12-month ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	261,782,324	279,919,190
Loss allowance	(1,959,717)	(679,001)
Wholesale [member] | Net Carrying amount [member] | Stage 2 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	12,935,542	7,955,333
Loss allowance	(623,103)	(301,216)
Wholesale [member] | Net Carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	189,337	522,536
Loss allowance	(606,801)	(6,116,429)
Naranja [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	6,145,281	10,092,365	11,114,984	8,121,034
Naranja [member] | Stage 1 [member] | 12-month ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	3,707,641	2,754,583	2,882,959	1,893,842
Naranja [member] | Stage 2 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	589,155	958,629	3,858,958	2,660,280
Naranja [member] | Stage 3 [member] | Lifetime ECL [member]
Disclosure of Credit Quality of Debt Securities [line items]
Loss allowance	1,848,485	6,379,153	4,373,067	$ 3,566,912
Naranja [member] | Gross carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	94,048,837	75,772,613	103,631,685
Naranja [member] | Gross carrying amount [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	87,255,511	61,842,678	82,799,332
Naranja [member] | Gross carrying amount [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,514,000	3,652,592	7,369,251
Naranja [member] | Gross carrying amount [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	900,936	1,760,530	3,564,361
Naranja [member] | Gross carrying amount [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	403,554	919,425	1,967,627
Naranja [member] | Gross carrying amount [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,974,836	7,597,388	7,931,114
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	89,220,860	64,077,108
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	85,988,867	60,762,833
Naranja [member] | Gross carrying amount [member] | Stage 1 [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	3,231,993	3,314,275
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,455,718	3,453,393
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,003,472	724,351
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	225,959	216,244
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	853,081	1,656,414
Naranja [member] | Gross carrying amount [member] | Stage 2 [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	373,206	856,384
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	2,372,259	8,242,112
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Default [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,974,836	7,597,388
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Current [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	263,172	355,494
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | Less than one month [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	56,048	122,073
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 31-60 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	47,855	104,116
Naranja [member] | Gross carrying amount [member] | Stage 3 [member] | Lifetime ECL [member] | 61-90 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	30,348	63,041
Naranja [member] | Net Carrying amount [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	87,903,556	65,680,248	92,516,701
Loss allowance	(6,145,281)	(10,092,365)	$ (11,114,984)
Naranja [member] | Net Carrying amount [member] | Stage 1 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	85,513,219	61,322,525
Loss allowance	(3,707,641)	(2,754,583)
Naranja [member] | Net Carrying amount [member] | Stage 2 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	1,866,563	2,494,764
Loss allowance	(589,155)	(958,629)
Naranja [member] | Net Carrying amount [member] | Stage 3 [member] | Expected Credit Losses Staging [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit Exposure	523,774	1,862,959
Loss allowance	$ (1,848,485)	$ (6,379,153)